Debt - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 542,691,819	$ 27,572	$ 646,139,058
2020 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	121,184,630
2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	54,189,122
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	88,027,828
2023 and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 279,290,239